Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

			Weighted	Average
	Warrants		Average	Remaining
	Outstanding	Warrants	Exercise	Contractual
	(A)	Exercisable	Price	Life
Outstanding December 31, 2011	1,440,000	1,440,000	$5.64	1.5 years
Granted	-
Redeemed	-
Exercised	-
Outstanding June 30, 2012 (unaudited)	1,440,000	1,440,000	$5.64	1.0 year

(A)	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000.